Expense Example, No Redemption - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Small Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 698
3 Years	958
5 Years	1,237
10 Years	2,031
Fidelity Advisor Small Cap Fund - Class C
Expense Example, No Redemption:
1 Year	206
3 Years	637
5 Years	1,093
10 Years	2,166
Fidelity Advisor Small Cap Fund - Class M
Expense Example, No Redemption:
1 Year	500
3 Years	816
5 Years	1,155
10 Years	2,110
Fidelity Advisor Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259
Fidelity Advisor Small Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108